Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash	$ 56.9	$ 15.3
Accounts receivable	295.9	322.6
Prepaids and deposits	6.9	4.6
Derivative asset	76.8	244.1
Assets held for sale	195.0	0.0
Total current assets	631.5	586.6
Derivative asset	251.1	351.5
Other long-term assets	22.4	43.2
Exploration and evaluation	245.5	472.6
Property, plant and equipment	7,841.6	10,430.2
Right-of-use asset	123.5	153.3
Goodwill	230.9	244.0
Deferred income tax	745.3	602.3
Total assets	10,091.8	12,730.4
LIABILITIES
Accounts payable and accrued liabilities	479.4	549.4
Current portion of long-term debt	201.0	99.8
Derivative liability	18.4	0.0
Other current liabilities	68.6	39.4
Liabilities associated with assets held for sale	7.9	0.0
Total current liabilities	775.3	688.6
Long-term debt	2,704.1	4,176.9
Other long-term liabilities	10.8	48.3
Lease liability	149.9
Expected to be incurred beyond one year	1,109.0	1,203.8
Total liabilities	4,749.1	6,117.6
SHAREHOLDERS’ EQUITY
Shareholders’ capital	16,449.0	16,546.9
Contributed surplus	35.1	41.4
Deficit	(11,636.9)	(10,567.2)
Accumulated other comprehensive income	495.5	591.7
Total shareholders' equity	5,342.7	6,612.8
Total liabilities and shareholders' equity	$ 10,091.8	$ 12,730.4